UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]           Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name: Center Coast Capital Advisors, LP

Address:  1100 Louisiana Street, Suite 5025
          Houston, TX 77002

Form 13F File Number: 028-14504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:     Richard Finch

Title:    Chief Compliance Officer

Phone:   (713) 759-1401

Signature, Place, and Date of Signing:

/s/ Richard Finch        Houston, TX           August 13, 2012
----------------         -------------        -----------------
  [Signature]            [City, State]              [Date]


Report Type:

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None
                                                 ----
Form 13F Information Table Entry Total:            25
                                                 ----
Form 13F Information Table Value Total:      $ 825,003 (in thousands)
                                            -----------------------------


List of Other Included Managers:

None


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
                           FORM 13F INFORMATION TABLE

                               TITLE OF            VALUE    SHARES/        SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         CLASS     CUSIP   (x$1000)   PRN AMT        PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------- --------- -------- --------       --- ---- ------- ------------ -------- -------- --------
BUCKEYE PARTNERS LP            UNIT
                               LTD PARTN 118230101 41,899.97  803143       SH       SOLE                   803143
BOARDWALK PIPELINE PARTNERS    UNIT
                               LTD PARTN 096627104 20,600.04  745568       SH       SOLE                   745568
CHESAPEAKE MIDSTREAM PARTNER   UNIT      16524K108 20,890.61  767755       SH       SOLE                   767755
CRESTWOOD MAINSTREAM PRTNERS   COM       226372100 36,275.06 1402748       SH       SOLE                  1402748
COPANO ENERGY LLC              COM       217202100  1,459.53   52501       SH       SOLE                    52501
ENBRIDGE ENERGY PARTNERS LP    COM       29250R106 62,180.35 2020811       SH       SOLE                  2020811
EL PASO PIPELINE PARTNERS LP   COM
                               UNIT LPI  283702108 60,988.65 1804398       SH       SOLE                  1804398
ENTERPRISE PRODS PARTNERS      COM       293792107 61,417.08 1198616       SH       SOLE                  1198616
EV ENERGY PARTNERS LP          COM       26926V107  1,513.80   30000       SH       SOLE                    30000
KINDER MORGAN ENERGY PARTNER   UT
                               LTD
                               PARTNER   494550106    411.68    5239       SH       SOLE                     5239
KINDER MORGAN MANAGEMENT LLC   SHS       49455U100 61,875.47  842760       SH       SOLE                   842760
MARTIN MIDSTREAM PRTNERS LP    UNIT
                               LP INT    573331105 20,695.35  632112       SH       SOLE                   632112
MAGELLAN MIDSTREAM PRTNRS      COM
                               UNIT RPLP 559080106 20,407.47  288894       SH       SOLE                   288894
TARGA RESOURCES PARTNERS LP    COM       87611X105 61,608.51 1728149       SH       SOLE                  1728149
NUSTAR ENERGY LP               COM       67058H102 20,790.01  385786       SH       SOLE                   385786
ONEOK PARTNERS LP              UNIT
                               LTD
                               PARTNER   68268N103 41,016.46  763097       SH       SOLE                   763097
QR ENERGY PARTNERS LP          UNIT
                               LTD
                               PARTNER   74734R108  1,654.00  100000       SH       SOLE                   100000
PLAINS ALL AMER PIPELINE LP    UNIT
                               LTD
                               PARTNER   726503105 60,426.57  747761       SH       SOLE                   747761
SPECTRA ENERGY PRTNERS LP      COM       84756N109 40,568.03 1333159       SH       SOLE                  1333159
SUNOCO LOGISTICS PRTNRS LP     COM       86764L108 21,068.37  580876       SH       SOLE                   580876
TC PIPELINES LP                UT COM
                               LTD PRT   87233Q108 63,915.02 1482947       SH       SOLE                  1482947
TESORO LOGISTICS PRTNRS LP     COM
                               UNIT LP   88160T107 21,219.84  625954       SH       SOLE                   625954
WESTERN GAS PARTNERS LP        COM
                               UNIT LPIN 958254104 20,248.99  464107       SH       SOLE                   464107
WILLIAMS PARTNERS LP           COM
                               UNIT LP   96950F104 41,267.56  789961       SH       SOLE                   789961
CROSSTEX ENERGY LP             COM       22765U102 20,604.78 1256389       SH       SOLE                  1256389
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